SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	March 31, 2016	March 31, 2015
Series C convertible preferred stock	930,667	1,640,667
Options to purchase common stock	7,780,190	6,205,190
Warrants to purchase common stock	7,221,685	7,561,820
Totals	15,932,542	15,407,677
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	2015	2014
Series C convertible preferred stock	980,667	1,807,333
Options to purchase common stock	7,780,190	5,990,190
Warrants to purchase common stock	7,078,685	5,113,990
Totals	15,839,542	12,911,513